Goodwill And Identifiable Intangible Assets - Identifiable Intangible Assets Reported in the Balance Sheet (Detail) - USD ($) $ in Millions		Sep. 30, 2017	Dec. 31, 2016		Oct. 03, 2016	Dec. 31, 2015
Successor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount		$ 2,213	$ 2,179	[1]
Accumulated Amortization		593	203	[1]
Total identifiable intangible assets subject to amortization, net		1,620	1,976	[1]
Total identifiable intangible assets		2,849	3,205		$ 3,408
Successor | Retail trade names (not subject to amortization) [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount, Unamortized Intangibles		1,225	1,225
Successor | Mineral interests (not currently subject to amortization) [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount, Unamortized Intangibles		4	4
Predecessor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	[1]					$ 920
Accumulated Amortization	[1]					701
Total identifiable intangible assets subject to amortization, net	[1]					219
Total identifiable intangible assets					$ 1,148	1,179
Predecessor | Retail trade names (not subject to amortization) [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount, Unamortized Intangibles						955
Predecessor | Mineral interests (not currently subject to amortization) [Member]
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount, Unamortized Intangibles						5
Retail customer relationship [Member] | Successor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount		1,648	1,648
Accumulated Amortization		467	152
Total identifiable intangible assets subject to amortization, net		1,181	1,496
Retail customer relationship [Member] | Predecessor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount						463
Accumulated Amortization						442
Total identifiable intangible assets subject to amortization, net						21
Software and other technology-related assets [Member] | Successor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount		178	147
Accumulated Amortization		36	9
Total identifiable intangible assets subject to amortization, net		142	138
Software and other technology-related assets [Member] | Predecessor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount						385
Accumulated Amortization						224
Total identifiable intangible assets subject to amortization, net						161
Electricity supply contract [Member] | Successor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	[2]	190	190
Accumulated Amortization	[2]	9	2
Total identifiable intangible assets subject to amortization, net	[2]	181	188
Retail and wholesale contracts [Member] | Successor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount		164	164
Accumulated Amortization		72	38
Total identifiable intangible assets subject to amortization, net		92	126
Other Identifiable Intangible Assets [Member] | Successor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	[3]	33	30	[4]
Accumulated Amortization	[3]	9	2	[4]
Total identifiable intangible assets subject to amortization, net	[3]	$ 24	$ 28	[4]
Other Identifiable Intangible Assets [Member] | Predecessor
Finite-Lived and Indefinite-Lived Intangible [Line Items]
Gross Carrying Amount	[4]					72
Accumulated Amortization	[4]					35
Total identifiable intangible assets subject to amortization, net	[4]					$ 37

[1]	Amounts related to fully amortized assets that are expired, or of no economic value, have been excluded from both the gross carrying and accumulated amortization amounts.
[2]	Contract terminated in October 2017. See Note 17.
[3]	Includes mining development costs and environmental allowances and credits.
[4]	Includes favorable purchase and sales contracts, environmental allowances and credits and mining development costs. See discussion below regarding impairment charges recorded in the year ended December 31, 2015 related to other identifiable intangible assets.